                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: ___________
     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Harvey P. Eisen
Address: 100 South Bedford Road
         Mt. Kisco, New York 10549

Form 13F File Number: 28-05211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Harvey P. Eisen
Title:
Phone:   (914) 242-5700

Signature, Place, and Date of Signing:


/s/ Harvey P. Eisen                     Mt. Kisco, New York       May 13, 2008
------------------------------------   ---------------------    ----------------
           [Signature]                     [City, State]              [Date]

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

Form 13F File Number: 28-05209

Name Bedford Oak Advisors, LLC

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VIA EDGAR

May 13, 2008

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Harvey P. Eisen

Ladies and Gentlemen:

On behalf of Harvey P. Eisen, enclosed for filing with the Securities and Exchange Commission (the "Commission") pursuant to the requirements of Section 13(f) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 13f-1 thereunder, please find the attached report on Form 13F for the reporting period ended March 31, 2008.

These materials are being submitted electronically pursuant to Rule 101(a)(1)(iii) of Regulation S-T.

Should you have any questions regarding the enclosures, please contact the undersigned at (914) 242-5700.

Very truly yours,


/s/ Harvey P. Eisen

Harvey P. Eisen

Enclosures

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
                                                                                           TO BE COMPLETED BY INVESTMENT MANAGER
                                                                                        -------------------------------------------
                                                                                                                  VOTING AUTHORITY
                                   TITLE                MARKET     SHARE /  SHARE PUT /   INVESTMENT     OTHER  -------------------
         NAME OF ISSUER           OF CLASS   CUSIP   VALUE (USD) PRN AMOUNT / PRN  CALL   DISCRETION   MANAGERS SOLE   SHARED  NONE
--------------------------------- -------- --------- ----------- ---------- ----- ----- -------------- -------- ---- --------- ----
BIG DOG HOLDINGS, INC. CMN           COM   089128102     123,000     20,000   SH        Shared-Defined     1            20,000
CADIZ INC CMN                        COM   127537207  14,930,000    970,751   SH        Shared-Defined     1           970,751
CONVERA CORPORATION CMN CLASS A      COM   211919105     177,000    104,000   SH        Shared-Defined     1           104,000
CONTINUCARE CORPORATION CMN          COM   212172100   2,063,000    825,000   SH        Shared-Defined     1           825,000
DREAMS, INC. CMN                     COM   261983209      29,000     25,001   SH        Shared-Defined     1            25,001
EPOCH HOLDING CORP CMN               COM   29428R103  18,628,000  1,554,900   SH        Shared-Defined     1         1,554,900
1ST CENTURY BANCSHARES, INC. CMN     COM   31943X102     315,000     52,500   SH        Shared-Defined     1            52,500
GLACIER WTR SVCS INC CMN             COM   376395109  12,710,000    310,000   SH        Shared-Defined     1           310,000
GP STRATEGIES CORP CMN               COM   36225V104   3,325,047    350,000   SH        Shared-Defined     1           350,000
NATIONAL HOLDINGS CORP CMN           COM   636375107   2,487,000  1,130,611   SH        Shared-Defined     1         1,130,611
NATIONAL PATENT DEV CORP NEW CMN     COM   637132101   7,908,523  3,295,400   SH        Shared-Defined     1         3,295,400
NYFIX INC CMN                        COM   670712108   5,579,000  1,282,624   SH        Shared-Defined     1         1,282,624
PENN TREATY AMERICAN CORPORATI*ON
   CMN                               COM   707874400   5,046,000    782,400   SH        Shared-Defined     1           782,400
REWARDS NETWORK INC CMN              COM   761557107   3,566,000    796,000   SH        Shared-Defined     1           796,000
UNITED ENERGY CORP/NEVADA CMN        COM   910900208      86,000    200,000   SH        Shared-Defined     1           200,000
SOLUTIA INC. CMN                     COM   834376501      97,000      6,919   SH        Shared-Defined     1             6,919